Trade Receivables (Current) (Details) - Schedule of Trade Receivables - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Trade Receivables [Abstract]
Receivable from related parties		$ 352,424
Receivable from others	$ 3,305,719	1,537,132
Less: allowance for doubtful debts (expected credit loss)	$ (73,166)	(57,832)
Total receivables		$ 1,831,724